Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 01, 2012
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers Cadence Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers Cadence Capital Appreciation Fund's (the "Fund" or "Capital Appreciation Fund") investment objective is to seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invests at least $25,000 in Class A shares of funds within the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge
Reductions and Waivers" on page 25 of the Fund's prospectus and "Reductions and
Waivers of Sales Charges" on page 52 of the Fund's statement of additional
		information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 163%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invests at least $25,000 in Class A shares of funds within the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect the operating expenses of the Fund and certain expense offset items.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through October 1, 2013.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on capital, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability.
The Fund may invest a portion of its assets in real estate investment trusts
		("REITs"). Generally, the Fund will hold between approximately 70-95 securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk--growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk--the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk--particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk--market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk--the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk--investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk--companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general
		market conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart is that of the Fund's Class A shares and the performance information shown in the bar chart and table includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Capital Appreciation
Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the Institutional Class shares
(which are offered in a different prospectus) and has been adjusted to reflect the
		actual sales charges and higher operating expenses applicable to Class R shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11 (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.60% (3rd Quarter 2009) Worst Quarter: -22.53% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A
		shares only. After-tax returns for Class B, Class C and Class R shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year, Secondary	ck0000720309_AverageAnnualReturnYear01Secondary	37.21%
Average Annual Returns, 5 Years, Secondary	ck0000720309_AverageAnnualReturnYear05Secondary	1.63%
Average Annual Returns, 10 Years, Secondary	ck0000720309_AverageAnnualReturnYear10Secondary	(3.99%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b -1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,949
Annual Return 2002	rr_AnnualReturn2002	(23.64%)
Annual Return 2003	rr_AnnualReturn2003	26.66%
Annual Return 2004	rr_AnnualReturn2004	12.11%
Annual Return 2005	rr_AnnualReturn2005	9.00%
Annual Return 2006	rr_AnnualReturn2006	6.61%
Annual Return 2007	rr_AnnualReturn2007	17.11%
Annual Return 2008	rr_AnnualReturn2008	(42.77%)
Annual Return 2009	rr_AnnualReturn2009	22.40%
Annual Return 2010	rr_AnnualReturn2010	15.63%
Annual Return 2011	rr_AnnualReturn2011	(3.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.53%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10	(1.08%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	(2.65%)
10 Years	rr_AverageAnnualReturnYear10	(2.29%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.21%
5 Years	rr_AverageAnnualReturnYear05	(1.74%)
10 Years	rr_AverageAnnualReturnYear10	(1.30%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b -1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.87%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,993
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	607
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,049
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,993
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
10 Years	rr_AverageAnnualReturnYear10	(1.04%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b -1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.87%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,049
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,278
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	607
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,049
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,278
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.56%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	(1.26%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b -1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.37%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,739
Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.09%
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	(0.83%)

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect the operating expenses of the Fund and certain expense offset items.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.